First Sentier Global Listed Infrastructure Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 88.7%	Shares	Value
Airport Services - 8.8%
Aena SME SA	5,575	$986,253
Beijing Capital International Airport Co. Ltd. - Class H(a)	1,902,000	550,524
Flughafen Zurich AG	13,959	2,880,106
Grupo Aeroportuario del Pacifico SAB de CV - Class B	137,555	2,141,867
Grupo Aeroportuario del Sureste SAB de CV - Class B	113,935	3,316,405
		9,875,155

Construction & Engineering - 2.2%
Vinci SA	19,058	2,407,441

Electric Utilities - 34.7%
Alliant Energy Corp.	71,930	3,500,114
Duke Energy Corp.	56,437	5,408,358
Emera, Inc.	24,100	851,643
Entergy Corp.	37,603	3,751,275
Evergy, Inc.	38,584	1,958,910
Eversource Energy	33,875	1,836,703
Exelon Corp.	76,019	2,646,221
FirstEnergy Corp.	73,207	2,685,233
NextEra Energy, Inc.	103,764	6,083,683
Southern Co.	62,843	4,368,845
SSE PLC	101,790	2,167,916
Xcel Energy, Inc.	59,167	3,542,328
		38,801,229

Gas Utilities - 4.1%
AltaGas Ltd.	69,000	1,434,453
ENN Energy Holdings Ltd.	280,000	2,084,278
UGI Corp.	52,141	1,154,402
		4,673,133

Highways & Railtracks - 16.2%
Atlas Arteria Ltd.	856,383	3,019,101
CCR SA	995,800	2,647,079
Getlink SE	132,051	2,275,372
Jiangsu Expressway Co. Ltd. - Class H	1,138,000	1,086,537
Promotora y Operadora de Infraestructura SAB de CV	186,197	1,832,599
Transurban Group	814,988	7,159,880
		18,020,568

Integrated Telecommunication Services - 1.1%
Infrastrutture Wireless Italiane SpA	99,617	1,204,566

Multi-Utilities - 3.9%
Dominion Energy, Inc.	61,984	2,833,908
Hera SpA	444,447	1,565,616
		4,399,524

Oil & Gas Storage & Transportation - 7.9%
Cheniere Energy, Inc.	22,915	3,757,830
DT Midstream, Inc.	39,195	2,104,380
Targa Resources Corp.	34,752	2,952,530
		8,814,740

Rail Transportation - 7.5%
Norfolk Southern Corp.	11,720	2,757,013
Union Pacific Corp.	15,302	3,732,617
West Japan Railway Co.	46,500	1,936,702
		8,426,332

Water Utilities - 2.3%
Guangdong Investment Ltd.	1,094,000	636,016
Severn Trent PLC	60,061	1,974,266
		2,610,282
TOTAL COMMON STOCKS (Cost $102,191,452)		99,232,970

REAL ESTATE INVESTMENT TRUSTS - 6.7%
Telecom Tower Real Estate Investment Trusts - 6.7%
American Tower Corp.	22,796	4,460,037
Crown Castle, Inc.	27,786	3,007,835
		7,467,872
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,832,923)		7,467,872

TOTAL INVESTMENTS - 95.4% (Cost $110,024,375)		106,700,842
Other Assets in Excess of Liabilities - 4.6%		5,120,269
TOTAL NET ASSETS - 100.0%		$111,821,111

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SpA - Società per Azioni
SE - Company is a European company.

(a)	Non-income producing security.

Allocation of Portfolio Holdings by Country as of January 31, 2024
(% of Net Assets)
United States	55.9%
Australia	9.2%
Mexico	6.4%
France	4.2%
United Kingdom	3.6%
China	3.3%
Switzerland	2.6%
Italy	2.5%
Brazil	2.4%
Canada	2.1%
Japan	1.7%
Spain	0.9%
Hong Kong	0.6%
Total Investments	95.4%
Other Assets in Excess of Liabilities	4.6%
Total Net Assets	100.0%

First Sentier Global Listed Infrastructure Fund
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

First Sentier Global Listed Infrastructure Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$–	$1,204,566	$–	$1,204,566
Energy	8,814,740	–	–	8,814,740
Industrials	16,427,580	22,301,916	–	38,729,496
Utilities	42,056,076	8,428,092	–	50,484,168
Total Common Stocks	67,298,396	31,934,574	–	99,232,970
Real Estate Investment Trusts	7,467,872	–	–	7,467,872
Total Investments	$74,766,268	$31,934,574	$–	$106,700,842

Refer to the Schedule of Investments for industry classifications.